DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2019
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

5.DISCONTINUED OPERATIONS

The disposal described in Note 1 represents a strategic shift and has a major effect on the Group’s results of operations. The Food Supply Chain Entities were accounted as discontinued operations in the consolidated financial statements for the year ended December 31, 2017 and 2018. A loss of $4,521,053 was recognized on the Disposal in capital reserves.

The financial results of the Food Supply Chain Entities are set out below. The assets, liabilities, revenue and expenses have been reclassified as discontinued operations to retrospectively reflect the changes for the year ended December 31, 2017 and 2018.

	For the year ended December 31,
	2017	2018
	US$	US$
Carrying amounts of assets disposed
Cash and cash equivalents	4,892,430	355,482
Accounts receivable, net of allowance of $nil and $295,472 as of December 31, 2017 and 2018	1,327,137	176,120
Inventories	538,660	585,760
Prepaid expenses and other current assets, net	2,081,333	1,121,495
Amounts due from related parties	3,062,797	2,378,709
Current assets of discontinued operations	11,902,357	4,617,566
Property and equipment, net	1,795,233	406,021
Acquired intangible assets, net	10,263,941	—
Investment	768,486	—
Goodwill	108,940,433	—
Deferred tax assets	156,782	—
Other non-current assets	161,723	—
Non-current assets of discontinued operations	122,086,598	406,021
Total assets of discontinued operations	133,988,955	5,023,587
Carrying amounts of liabilities disposed
Short-term bank borrowings	7,684,859	7,272,198
Accounts and notes payable	2,012,145	542,732
Accrued expenses and other current liabilities	8,965,725	6,019,646
Advance from customers	1,243,739	422,816
Amounts due to related parties	603,883	5,134,709
Current liabilities of discontinued operations	20,510,351	19,392,101
Other non-current liabilities	1,386,749	—
Deferred tax liabilities	2,565,985	—
Amount due to related parties	5,685,971	6,892,316
Non-current liabilities of discontinued operations	9,638,705	6,892,316
Total liabilities of discontinued operations	30,149,056	26,284,417

	For the year ended December 31,
	2017	2018	2019
	US$	US$	US$
Net revenues	84,181,695	36,455,296	732,551
Cost of revenues	(83,632,927)	(35,579,218)	(685,858)
Gross profit	548,768	876,078	46,693
Operating expenses	(167,481,208)	(123,465,792)	(1,268,897)
Loss from operations	(166,932,440)	(122,589,714)	(1,222,204)
Interest expense, net	(411,164)	(906,539)	(413,199)
Other income/(expenses), net	27,921	(33,191)	108,556
Loss before income tax	(167,315,683)	(123,529,444)	(1,526,847)
Provision for income tax	6,857,180	2,098,406	(181,423)
Loss from discontinuing operations attributable to owners of the Company	(160,458,503)	(121,431,038)	(1,708,270)

Nature of the relationships with related parties:

Name	Relationship with the Company
Ms.Zhu	Shareholder
Ms. Wang	Shareholder
Chung So Si Fong Dessert Limited	Controlled by Ms. Zhu and Ms. Wang
Cong Shao (Macao) Star Dessert Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	Controlled by Ms. Zhu
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	Controlled by Ms. Zhu
Ningbo Jiangbei Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Ningbo Yinzhou Sunward Logistics Co., Ltd.	Controlled by Ms. Zhu
Shanghai Congshao Dessert Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Shanghai Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongmin Investment Development Group Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongmin Investment Management Co., Ltd	Controlled by Ms. Zhu
Shanghai Nuopin Company Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Shipin Company Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongxiao Brand Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Zhongyou Information Technology Co., Ltd.	Controlled by Ms. Zhu
Shenzhen Bangrun Commercial factoring Co., Ltd	Controlled by Ms. Zhu
Shenzhen Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Tianjin Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Wuhan Congshao Restaurant Management Co., Ltd.	Controlled by Ms. Zhu and Ms. Wang
Zhejiang Sunward Fishery Restaurant Co., Ltd.	Controlled by Ms. Zhu
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	Controlled by Ms. Zhu
Shanghai Jiangbo Business Consulting Co., Ltd.	Controlled by Ms. Zhu
Shanghai MIN Hongshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai MIN Zunshi Trading Co., Ltd.	Controlled by Ms. Wang
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd.	Controlled by Ms. Wang
Shanghai Xiao Nan Guo Restaurant Co., Ltd.	Controlled by Ms. Wang
Shenzhen Xiao Nan Guo Restaurant Management Co., Ltd.	Controlled by Ms. Wang
WM Ming Hotel Co., Ltd.	Controlled by Ms. Wang
Xiao Nan Guo (Group) Co., Ltd.	Controlled by Ms. Wang
Xiao Nan Guo Holdings Limited	Controlled by Ms. Wang
Cold Chain Link Global (Shanghai) Logistic Co., Ltd. ("CCLG")	A company under the significant influence of the Company

As of December 31, 2017 and 2018, the following balances were due from/ to the related parties:

Current assets	As of December 31,
Amount due from related parties	2017	2018
	US$	US$

Zhejiang Sunward Fishery Restaurant Co., Ltd.	1,589,780	—	(i)
Shanghai Congshao Dessert Co., Ltd.	373,704	812,352	(i)
Shanghai Xiao Nan Guo Hai Zhi Yuan Restaurant Management Co., Ltd., net of allowance for doubtful account of $nil and $676,476 at December 31, 2017 and December 31, 2018, respectively	261,399	—	(i)
Shanghai Congshao Restaurant Management Co., Ltd.	154,276	85,235	(i)
Shanghai Zhonghengkuaijian Brand Management Co., Ltd.	136,392	195,739	(i)
Shenzhen Bangrun Commercial factoring Co., Ltd.	117,615	—	(i)
Shanghai Zhongxiao Brand Management Co., Ltd.	113,018	162,356	(i)
Nanjing Xinzijin Sunward Fishery Restaurant Co., Ltd.	110,753	—	(i)
Zhejiang Zhonggangjumei Supply Chain Management Co., Ltd.	59,610	—	(i)
Nanjing Jiangdong Sunward Fishery Restaurant Co., Ltd.	32,823	6,331	(i)
Shanghai Zhongyou Information Technology Co., Ltd.	32,309	48,244	(i)
Nanjing Yongji Sunward Fishery Restaurant Co., Ltd.	32,266	35,410	(i)
Shanghai Putuo Sunward Fishery Restaurant Co., Ltd.	24,974	9,722	(i)
CCLG	17,467	30,573	(i)
Tianjin Congshao Restaurant Management Co., Ltd.	3,036	—	(i)
Ningbo Tianyi Sunward Fishery Restaurant Co., Ltd.	1,648	—	(i)
Shenzhen Congshao Restaurant Management Co., Ltd.	1,517	1,636	(i)
Wuhan Congshao Restaurant Management Co., Ltd.	210	1,658	(i)
Shanghai Zhongmin Investment Development Group Co., Ltd.	—	909,025	(ii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	—	80,213	(i)
Shanghai Nuopin Company Management Co., Ltd.	—	123
Shanghai Shipin Company Management Co., Ltd.	—	92
Total	3,062,797	2,378,709

(i)	The amounts represent the receivables due from related parties relating to the online direct sales and online platform services.
(ii)	The amount represents the payable due from related parties relating to the daily operations.

Current liabilities	As of December 31,
Amount due to related parties	2017	2018
	US$	US$

Ms. Zhu	385,123	844,384	(iv)
Ms. Wang	—	395,832	(iv)
WM Ming Hotel Co., Ltd.	89,938	945,082	(iii)
Chung So Si Fong Dessert Limited	84,054	493,973	(iii)
Ningbo dongqian lake tourist resort Xiyue leisure tourism Co., Ltd.	38,424	—	(iii)
Shanghai MIN Zunshi Trading Co., Ltd.	3,483	3,647	(iii)
Ningbo Yinzhou Sunward Logistics Co., Ltd.	1,649	—	(iii)
Cong Shao (Macao) Star Dessert Co., Ltd	1,212	—	(iii)
Shanghai MIN Hongshi Trading Co., Ltd.	—	1,514,246	(iv)
Xiao Nan Guo (Group) Co., Ltd.	—	—	(iv)
Shanghai Xiao Nan Guo Restaurant Co., Ltd.	—	436,332	(iv)
Shanghai Zhongmin Investment Management Co., Ltd	—	407,243	(iv)
Hong Kong Sunward Fishery Restaurant Management Co., Ltd.	—	88,768	(iii)
Zhejiang Sunward Fishery Restaurant Co., Ltd.	—	5,084	(iii)
Tianjin Congshao Restaurant Management Co., Ltd.	—	118	(iii)
Total	603,883	5,134,709

(iii)	The amounts represent the payables due to related parties relating to online direct sales and online platform services.
(iv)	The amount represents the payable due to related parties relating to the daily operations.

Non-current liabilities	As of December 31,
Amount due to related parties	2017	2018
	US$	US$
Ms. Zhu	5,685,971	5,704,257	(v)
Shanghai Jiangbo Business Consulting Co., Ltd.	—	1,188,059	(vi)
Total	5,685,971	6,892,316

(v)

The amount represents the balance due to related parties relating to the loan borrowed from Ms. Zhu and maturity date on December 31, 2020. For the year ended December 31, 2018, interest expense incurred on loan from Ms. Zhu was $374,273.

(vi)	The amount represents the balance due to related parties relating to the loan borrowed from Shanghai Jiangbo Business Consulting Co., Ltd. and maturity date on December 31, 2020.